LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net loss:
Loss from continuing operations		$ (5,320)	$ (69,068)	$ (88,938)
Loss from discontinued operations				(594)
Net loss		(5,320)	(69,068)	(89,532)
Net loss attributable to the noncontrolling interest		(17)	(22,952)	(317)
Net loss attributable to Kaixin Auto Holdings' shareholders		$ (5,303)	$ (46,116)	$ (89,215)
Weighted average number of ordinary shares outstanding used in computing net loss per ordinary share - basic and diluted (2018 shares retroactively adjusted for the reverse recapitalization on April 30, 2019)		41,715,834	33,146,593	24,984,300
Net (loss) income per ordinary share attributable to Kaixin Auto Holdings' shareholders - basic:
Loss per share from continuing operations(i)	[1]	$ (0.13)	$ (1.39)	$ (3.56)
Net loss per share attributable to KAH's shareholders - basic and diluted:
Loss per share from continuing operations(i)	[1]	(0.13)	(1.39)	(3.56)
Loss per share from discontinued operations	[1]			(0.02)
Net loss per share attributable to Kaixin Auto Holdings' shareholders - basic and diluted(i):	[1]	$ (0.13)	$ (1.39)	$ (3.58)
Share options
Net loss per share attributable to KAH's shareholders - basic and diluted:
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		205,294	2,154,514	5,510,970
Restricted Stock
Net loss per share attributable to KAH's shareholders - basic and diluted:
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		1,157,990	1,446,111
Warrants
Net loss per share attributable to KAH's shareholders - basic and diluted:
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		16,790,341	11,957,008
Preferred shares
Net loss per share attributable to KAH's shareholders - basic and diluted:
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		3,000
Earnout Shares
Net loss per share attributable to KAH's shareholders - basic and diluted:
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		19,500,000
Unit options
Net loss per share attributable to KAH's shareholders - basic and diluted:
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			1,440,000
Indemnity Shares
Net loss per share attributable to KAH's shareholders - basic and diluted:
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		3,300,000	3,300,000

[1]	Share and per share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1(a)